FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2


   1.   Name and address of issuer:   Rydex Series Trust
                                      6116 Executive Boulevard
                                      Suite 400
                                      Rockville, Maryland 20852

   2. Name of each series or class of funds for which this notice is filed:
             Rydex Nova Fund, Rydex Ursa Fund, Rydex U.S.
             Government Money Market Fund, Rydex Over-the-Counter Fund, Rydex Precious Metals Fund, Rydex U.S. Government Bond Fund, Rydex Juno Fund, High Yield Fund, Institutional Money Market Fund

   3.   Investment Company Act File Number: 811-7584

        Securities Act File Number: 33-59692

   4.   Last day of fiscal year for which this notice is filed:
             March 31, 1997

   5. Check box if this notice is being filed more than 180 days after the close of the issuer s fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer s 24f-2 declaration:

   6.   Date of termination of issuer s declaration under rule
        24f-2(a)(1), if applicable:

         n/a

   7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

        n/a

   8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

        n/a

   9. Number and aggregate sale price of securities sold during the fiscal year:

             5,871,211,102 shares     $14,513,646,552





   10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

             5,871,211,102 shares     $14,513,646,552

   11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

             7,335,306 shares         $13,968,081

   12.  Calculation of registration fee:
        (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10)

                                           $14,513,646,552

        (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable)
                                                + 13,968,081

        (iii)     Aggregate price of shares redeemed or
                  repurchased during the fiscal year(if
                  applicable)
                                                - 13,943,611,228

        (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable)
                                                          + 0

        (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)](if applicable)
                                                584,003,405

        (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
                                                     x1/3300

        (vii)     Fee due [line (i) or line (v) multiplied by
                  line (vi)]:
                                                $176,970.73

   13. Check box if fees are being remitted to the Commission s lockbox depository as described in section 3a of the Commission s Rules of Informal and Other Procedures

                                                   [X]





        Date of mailing or wire transfer of filing fees to the Commission s lockbox depository:

                       May 29, 1997 by Wire Transfer


                             SIGNATURES

   This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


   By (Signature and Title) /s/Albert P. Viragh
                            Albert P. Viragh, President



   Date: 05/29/97